OPERATING LEASES AS LESSOR - Summary of Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
January 1, 2021 – December 31, 2021	$ 1,675
January 1, 2022 – December 31, 2022	1,726
January 1, 2023 – December 31, 2023	1,777
January 1, 2024 – December 31, 2024	301
January 1, 2025 – December 31, 2025	0
Total minimum lease payments to be received in the next five years	$ 5,479